Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Foreign currency assets and liabilities
Schedule of book amounts of foreign currency assets and liabilities
Item / Currency (3)	Amount (1)	Peso exchange rate (2)	06.30.2024	06.30.2023
Assets
Trade and other receivables
US Dollar	26.34	909.00	23,944	24,361
Euros	0.01	973.18	10	85
Receivables with related parties:
US Dollar	19.95	912.00	18,193	19,372
Total trade and other receivables			42,147	43,818
Investments in financial assets
US Dollar	92.95	909.00	84,494	68,042
Pounds	0.70	1,148.52	807	881
New Israel Shekel	3.86	241.90	933	1,297
Investments with related parties:
US Dollar	2.64	912.00	2,408	5,595
Total investments in financial assets			88,642	75,815
Cash and cash equivalents
US Dollar	19.89	909.00	18,081	16,195
Uruguayan pesos	0.52	23.01	12	-
Pounds	-	1,148.52	2	-
Euros	-	973.18	4	7
New Israel Shekel	-	241.90	1	97
Total cash and cash equivalents			18,100	16,299
Total Assets			148,889	135,932

Liabilities
Trade and other payables
US Dollar	18.08	912.00	16,492	15,582
Uruguayan pesos	1.30	23.01	30	33
Payables to related parties:
US Dollar	10.01	912.00	9,129	45
Total Trade and other payables			25,651	15,660
Borrowings
US Dollar	318.31	912.00	290,296	322,439
Borrowings with related parties
US Dollar	0.83	912.00	759	1,081
Total Borrowings			291,055	323,520
Derivative financial instruments
US Dollar	-	912.00	4	22
Total derivative financial instruments			4	22
Lease liabilities
US Dollar	11.90	912.00	10,849	10,812
Total lease liabilities			10,849	10,812
Provisions
New Israel Shekel	83.98	241.90	20,314	20,568
Total Provisions			20,314	20,568
Total Liabilities			347,873	370,582